                                 AIM MUNICIPAL
                                   BOND FUND



[AIM LOGO APPEARS HERE]         SEMIANNUAL REPORT                 JUNE 30, 1998

                      ------------------------------------

                             AIM MUNICIPAL BOND FUND

                            For shareholders who seek

                         a high level of current income

                           exempt from federal income

                              taxes by investing in

                             a diversified portfolio

                               of municipal bonds.

                      ------------------------------------


ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Municipal Bond Fund's performance figures are historical and reflect reinvestment of all distributions and changes in net asset value. Unless otherwise indicated, the Fund's performance is computed at net asset value without a sales charge.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the Fund's Class B and Class C shares will differ from that of Class A shares due to differing fees and expenses.
o Because Class C shares have been offered for less than one year (since 8/4/97) all total return figures for Class C reflect cumulative total returns that have not been annualized.
o The Fund's average annual total returns, including sales charges, for the periods ended 6/30/98 are as follows: For Class A shares, one year, 1.67%; five years, 4.29%; 10 years, 7.18%. For Class B shares, one year, 1.12%; since inception (9/1/93), 3.87. For Class C shares, cumulative total return since inception (8/4/97), 3.31%.
o The taxable-equivalent yield is calculated in the same manner as the 30-day yield with an adjustment for a stated, assumed tax rate.
o The 30-day yield is calculated on the basis of a formula defined by the SEC. The formula is based on the portfolio's potential earnings from dividends, interest, yield-to-maturity or yield-to-call of the bonds in the portfolio, net of all expenses and expressed on an annualized basis.
o The Fund's annualized distribution rate reflects the Fund's most recent monthly dividend distribution multiplied by 12 and divided by the most recent month-end net asset value.
o The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
0   Past performance cannot guarantee comparable future results.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o Government securities, such as U.S. Treasury bills, notes, and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal and interest if held to maturity. Fund shares are not insured and their value and yield will vary with market conditions.

                 MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENTS
           ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY;
           ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY,
         ANY BANK OR ANY AFFILIATE; AND ARE SUBJECT TO INVESTMENT RISKS,
              INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                 This report may be distributed only to current shareholders or to persons who have received a current prospectus of the Fund.

                                                           The Chairman's Letter

                   Dear Fellow Shareholder:

                   When we last reported to you, for the fiscal year ended
    [PHOTO OF      December 31, 1997, equity markets worldwide were still
   Charles T.      shaken by the financial crisis in Asia. By June 30, 1998,
     Bauer,        the end of this six-month reporting period, most markets had
  Chairman of      recovered nicely, with domestic equities producing generous
  the Board of     returns and European markets outpacing the U.S. Only Asian
    THE FUND       markets remained in the doldrums. High-quality bonds have
  APPEARS HERE]    turned in a solid performance with generous real returns.
                       Good economic news has been arriving almost daily.
                   Inflation and joblessness in the U.S. have been at their lowest levels in decades, consumer confidence at its highest. The economic fundamentals in the U.S. appear sound, and we at AIM remain cautiously optimistic that the current economic expansion may continue for the foreseeable future although market valuations are high compared to historical standards.
    By the close of this reporting period, markets had become less ebullient. Equities had declined slightly from the heights reached earlier in the period. Many participants in the U.S. equity markets voiced concern about prices that continued rising despite slowing earnings growth, especially for larger companies. The performance of European markets had exceeded everyone's expectations. Asia's economic woes, especially the continuing recession in Japan, which markets had shrugged off for a while, seemed more troublesome as the reporting period closed.
    In the face of such uncertainty, the best course for investors is to remain realistic. We are now in the fourth year of unprecedented market advances. Even accounting for the steep drop in equities in early August, after the close of this reporting period, equities still have the potential to produce returns above 30% again for the full year. We have never experienced this before, and it may have fostered unrealistic expectations among investors, who would do well to remember that the long-term average return for equities is closer to 10% per year.
    A well-diversified portfolio is still one of the most effective tools for coping with market shifts because different asset classes and different national markets tend to move independently of one another. Your financial consultant remains your best source of information about how to allocate your investments based on your goals and situation.

AIM FURTHER DIVERSIFIES ITS OFFERINGS
Shortly before the close of the reporting period, AIM broadened its offerings to shareholders through the addition of the GT Global group of mutual funds. During the next few months you will be receiving more details about this transaction and the products it adds to The AIM Family of Funds --Registered Trademark--.
    This transaction gives you, our shareholders, access to a greater variety of investment choices. A complete list of the funds now included in The AIM Family of Funds --Registered Trademark-- appears on the back cover of this report. We encourage you to discuss with your financial consultant how these funds may fit into your portfolio.
     The transaction also helps strengthen AIM's position as a major participant in the money-management industry worldwide. Such strength will enable us to continue enlarging both the scope of our fund offerings and our menu of services for our shareholders. AIM continuously reviews its products and services with a view to enhancing our ability to help shareholders meet their investment goals.

YOUR FUND MANAGERS COMMENT
On the pages that follow, the managers of your AIM Fund discuss how the Fund performed during the six months covered by this report and give their near-term market outlook. We hope you will find their discussion informative.
    We are pleased to send you this report on your Fund. If you have any questions or comments, please contact our Client Services department at 800-959-4246 or visit our Web site at www.aimfunds.com. You can access information about your account on our Web site and also on our automated AIM Investor Line, 800-246-5463.
    Thank you for your continued participation in The AIM Family of Funds --Registered Trademark--.

Sincerely,

/s/ CHARLES T. BAUER
Charles T. Bauer
Chairman

                      ------------------------------------

                          A well-diversified portfolio

                            is still one of the most

                         effective tools for coping with

                              market shifts because

                           different asset classes and

                         different national markets tend

                              to move independently

                                 of one another.

                      ------------------------------------

The Managers' Overview

MUNICIPAL BONDS PROVIDE SOLID INCOME AT RELATIVELY LOW PRICES

Aroundtable discussion with the Fund management team for AIM Municipal Bond
Fund for the six months ended June 30, 1998.
--------------------------------------------------------------------------------

Q. PRICES OF HIGHER-QUALITY BONDS ROSE SIGNIFICANTLY TOWARD THE END OF THE REPORTING PERIOD. HOW DID THE FUND PERFORM?

A. During the reporting period, municipal bonds represented one of the better bargains in the fixed-income market. Largely because of a dramatic surge in new issue supply, municipal bonds were favorably priced in comparison with federally taxable U.S. Treasury securities. At the same time, municipal bonds with longer maturities offered more than 90% of the yield of long-term U.S. Treasury issues. In line with these trends, your Fund continued to provide solid current income (see chart below), exempt from federal taxes, while maintaining share-price stability.
         For the six months ended June 30, total return was 2.30% for Class A shares and 1.90% for Class B and Class C shares. During the reporting period, net asset value per share remained within a relatively narrow range of $8.24 to $8.43 for Class A, B, and C shares, continuing the Fund's long-standing record of relative price stability as illustrated by the accompanying chart.

Q. WHAT WERE SOME OF THE MAJOR THEMES IN THE BOND MARKET DURING THE REPORTING PERIOD?

================================================================================
FUND PROVIDES ATTRACTIVE INCOME

As of 6/30/98
--------------------------------------------------------------------------------
            30-DAY      TAXABLE         30-DAY        TAXABLE
          DISTRIBUTION EQUIVALENT      SEC YIELD     EQUIVALENT
             RATE      DISTRIBUTION    AT MAXIMUM     30-DAY
            AT NAV        RATE*      OFFERING PRICE  SEC YIELD*
Class A      5.05%        8.36%          3.72%         6.16%
Class B      4.32         7.15           3.14          5.20
Class C      4.32         7.15           3.14          5.20

*Assumes highest marginal federal tax rate of 39.6%.
================================================================================

A. A late rally in the bond market tended to be rather narrow in scope, with high-quality, long-term bonds, particularly U.S. Treasury issues, being the primary beneficiaries. These bonds benefited from renewed concerns that the economic problems in Asia would undermine corporate profits in the U.S. and other developed countries. That caused financial markets to be volatile toward the end of the reporting period. Investors, seeking relatively safe havens for their money, shifted more of their assets into higher-rated bonds, particularly U.S. Treasury issues. The late rally in the bond market was reflected in the yield on the benchmark 30-year U.S. Treasury bond, which fell from 5.95% on April 30, 1998, to 5.63% at the end of the reporting period.
         During the four months prior to the rally, bond prices had remained essentially flat. At one point, investors had hoped that the Federal Reserve Board (the Fed) would lower interest rates to offset negative pressure from the Asian crisis. However, inflation remained contained, so the Fed left interest rates un changed. The failure of the Fed to ease monetary policy dampened some of the enthusiasm for bonds until renewed concerns about the Asian situation reversed this trend.

Q.  WHAT WERE THE MAJOR TRENDS IN THE MUNICIPAL BOND MARKET?

A. When the U.S. Treasury market rallied, municipal bonds also appreciated in value, but not nearly as much as Treasury issues. Foreign investors, who helped boost the price of Treasuries, generally did not buy municipal bonds since they don't receive tax advantages from owning municipal securities.
         A significant increase in new-issue supply also kept municipal-bond prices from rising dramatically. During the six months ended June 30, more than $146 billion in new municipal debt was issued, the third-largest total for the first half of a calendar year, according to The Bond Buyer. Falling interest rates prompted many state and local governments to refinance existing debt or to issue bonds to finance new projects.
         At the same time municipal-bond supply was increasing, the federal government was cutting back on the issuance of Treasury securities. As a result, municipal-bond prices were relatively low--and yields high--in comparison to Treasury issues.

Q.  HOW DID YOU MANAGE THE FUND?

================================================================================
CLASS A SHARES VS. 30-YEAR TREASURY

As of 6/30/98
--------------------------------------------------------------------------------
Class A Taxable Equivalent
Distribution Rate*                    8.36%
Class A Taxable Equivalent
SEC Yield*                            6.16%
30-Year Treasury Bond Yield           5.63%
================================================================================


2    See important fund and index disclosures inside front cover.

=============================================================================================================
PORTFOLIO COMPOSITION

As of 6/30/98
-------------------------------------------------------------------------------------------------------------
                                           TOP 5 BOND HOLDINGS
TOTAL NUMBER OF HOLDINGS: 262              ISSUER                         COUPON  MATURITY   % OF NET ASSETS
AVERAGE MATURITY: 13.82 YEARS              1. NEW YORK STATE URBAN
DURATION: 5.15 YEARS                          DEVELOPMENT CORP.           7.375%  01/01/02         2.29%
                                           2. CONNECTICUT (STATE OF)       6.50%  03/15/02         1.56
                                           3. MISSISSIPPI HIGHER
GENERAL OBLIGATION     15%                    EDUCATION ASSISTANCE CORP.   7.50%  09/01/09         1.41
REVENUE                85%                 4. UNIVERSITY OF ILLINOIS
                                              AUXILIARY FACILITIES SYSTEM  5.75%  04/01/22         1.26
                                           5. ALASKA (STATE OF)
                                              HOUSING FINANCE CORP.        6.75%  12/01/24         1.26


Please keep in mind that the Fund's portfolio is subject to change and there is no assurance the Fund will continue to hold any particular security.
=============================================================================================================

A. We emphasized revenue bonds, which are paid with income generated by various projects such as hospitals, highways, and housing. The creditworthiness of revenue bonds tends to be less sensitive to the political environment than that of general obligation bonds, which are paid with tax dollars. Public opposition to tax hikes is making it increasingly difficult for state and local governments to raise taxes to support general obligation bond issues.
         We particularly liked revenue bonds for essential services, such as water and sewer service, gas and electric service, and solid waste disposal. The demand for these services tends to remain constant regardless of economic trends.

Q.  ARE YOU MAINTAINING A HIGH-QUALITY PORTFOLIO?

A. Yes, as of June 30,1998, the Fund had an average portfolio quality rating of AA/Aa as measured by Standard & Poor's (S&P) and Moody's Investors Service, Inc., two widely known credit rating agencies. S&P and Moody's ratings are historical and are based on analysis of the credit quality of the individual municipal securities in the Fund's portfolio.
         Approximately 58% of the portfolio's holdings were securities rated AAA, and 92% of the portfolio was rated A or better. Credit-enhanced securities-those backed by insurance or escrowed with U.S. Treasury securities-composed about 55% of the portfolio.

Q.  ISN'T THE FUND ALSO MANAGED FOR TAX EFFICIENCY?

A. Yes, we make every effort to avoid transactions that would result in capital gains that are not offset by capital losses. For more than four years, the Fund paid no taxable capital gains distributions or ordinary income distributions.

Q.  WHAT IS YOUR OUTLOOK FOR THE IMMEDIATE FUTURE?

A. The fundamentals for the bond market, including municipal issues, appear to be sound. The inflation rate remains low. And rapid economic growth, a potential source of inflation, has shown signs of slowing. The Fed has left interest rates unchanged for more than a year. Should inflation remain contained, the Fed will be less inclined to change monetary policy. Such an environment would be favorable for bonds. However, in testimony before Congress in July, Fed Chairman Alan Greenspan warned that a tight labor market could accelerate inflation.
         We are particularly optimistic about municipal bonds because of their relatively attractive prices and yields in comparison to U.S. Treasury issues. During the first half of 1998, 40% of the assets flowing into mutual funds were directed toward bond funds, compared to 15% for the same period in 1997. Of the new money flowing into bond funds, 20% was directed toward tax-exempt funds. We believe tax-exempt funds could continue to gain in popularity as more Americans become subject to the higher tax brackets.

================================================================================
HISTORY OF NET ASSET VALUE STABILITY
Class A Shares Net Asset Value
6/30/92-6/30/98
--------------------------------------------------------------------------------
6/92    8.58                            12/95   8.31
        8.54                                    8.32
        8.69                                    8.26
        8.74                                    8.167
        8.74                                    8.11
        8.62                                    8.08
12/93   8.61                                    8.1
        8.68                                    8.12
        8.46                                    8.1
        8.13                                    8.14
        8.12                                    8.17
        8.16                                    8.24
        8.09                            12/96   8.19
        8.17                                    8.18
        8.15                                    8.2
        8.01                                    8.1
        7.86                                    8.11
        7.7                                     8.17
12/94   7.78                                    8.2
        7.91                                    8.31
        8.02                                    8.23
        8.04                                    8.27
        8.03                                    8.28
        8.17                                    8.28
        8.11                            12/97   8.34
        8.12                                    8.38
        8.16                                    8.35
        8.16                                    8.32
        8.21                                    8.27
        8.28                                    8.33
                                        6/98    8.32
================================================================================

Source: Towers Data Systems HYPO--Registered Trademark--. This chart has no calculations, it only shows observation and tracking of net asset value. There is no guarantee that the Fund will maintain a constant NAV. Figures are historical and reflect reinvestment of all distributions, changes in net asset value, and exclude the effect of the Fund's maximum sales charge. Class B shares commenced sales 9/1/93 and Class C shares commenced sales 8/4/97. NAV per share for Class A, Class B, and Class C shares has not differed by more than $0.02 per share.


3    See important fund disclosures inside front cover.

SCHEDULE OF INVESTMENTS

June 30, 1998
(Unaudited)

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
ALABAMA-1.38%

Alabama (State of) Housing
  Finance Authority; Single
  Family Mortgage Series D-2 RB
  5.50%, 10/01/17(b)              -     Aaa     $1,700   $  1,722,593
---------------------------------------------------------------------
Courtland Industrial
  Development Board (Champion
  International Corp. Project);
  Refunding PCR
  6.40%, 11/01/26(b)              -     Baa1     2,315      2,499,899
---------------------------------------------------------------------
McIntosh Industrial Development
  Board; Environmental
  Improvement Series C IDR
  5.375%, 06/01/28               AA-     A2      1,000      1,001,250
---------------------------------------------------------------------
                                                            5,223,742
---------------------------------------------------------------------

ALASKA-1.60%

Alaska (State of) Housing
  Finance Corp.; Collateralized
  First Veterans' Home Mortgage
  Series A-2 RB
  6.75%, 12/01/24(b)             AAA    Aaa      4,590      4,872,974
---------------------------------------------------------------------
Alaska (State of) Housing
  Finance Corp.; Collateralized
  Mortgage Program First Series
  RB
  6.875%, 06/01/33               AAA    Aaa      1,145      1,210,941
---------------------------------------------------------------------
                                                            6,083,915
---------------------------------------------------------------------

ARKANSAS-1.37%

Fayetteville (City of); Water
  and Sewer Refunding and
  Improvement Series 1992 RB
  6.15%, 08/15/12                 A      A       2,000      2,087,380
---------------------------------------------------------------------
Independence (County of)
  (Mississippi Power & Light
  Project); Series C PCR
  9.50%, 07/01/14                 -     Baa2     1,000      1,049,570
---------------------------------------------------------------------
Little Rock (City of); Sewer
  Improvement Series B RB
  5.75%, 02/01/06                AA+     Aa      2,000      2,046,540
---------------------------------------------------------------------
                                                            5,183,490
---------------------------------------------------------------------

ARIZONA-1.73%

Arizona (State of) Educational
  Loan Marketing Corp.; RB
  6.125%, 09/01/02(b)             -      Aa      1,900      2,011,929
---------------------------------------------------------------------
Mohave (County of) Unified
  School District #1 (Lake
  Havasu); Series 1996 A GO
  5.90%, 07/01/15(c)             AAA    Aaa      1,000      1,079,090
---------------------------------------------------------------------
Pima (County of) Unified School
  District #10 (Amphitheater);
  School Improvement Series
  1992 E GO
  6.50%, 07/01/05                 A+     A3      3,100      3,485,888
---------------------------------------------------------------------
                                                            6,576,907
---------------------------------------------------------------------

CALIFORNIA-1.49%

Foothill/Eastern Corridor
  Agency (California Toll Road
  Project); Senior Lien Series
  A RB
  6.00%, 01/01/16                BBB-   Baa        400        433,536
---------------------------------------------------------------------
Irvine Ranch Water District
  Joint Powers Agency; Issue II
  Series RB
  8.25%, 08/15/23                 A+     -         500        502,210
---------------------------------------------------------------------
Los Angeles Unified School
  District (Multiple Properties
  Project); Refunding
  Certificates of Participation
  5.625%, 07/10/98(d)(e)         AAA    Aaa      3,000      3,000,690
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
CALIFORNIA-(CONTINUED)

Sacramento (City of) California
  Cogeneration Authority
  (Procter & Gamble Project);
  Series 1995 RB
  7.00%, 07/01/04                BBB-    -      $  500   $    562,165
---------------------------------------------------------------------
San Francisco (City and County
  of) Parking Authority;
  Parking Meter Series 1994 RB
  7.00%, 06/01/13(c)             AAA    Aaa      1,000      1,166,130
---------------------------------------------------------------------
                                                            5,664,731
---------------------------------------------------------------------

COLORADO-0.86%

Adams County School District
  Number 1; Unlimited Tax
  Building Series 1992 A GO
  6.625%, 12/01/02(d)(e)         AAA    Aaa        500        555,180
---------------------------------------------------------------------
Highlands Ranch Metro District
  No. 1; Refunding &
  Improvement Unlimited Tax
  Series A GO
  7.30%, 09/01/02(d)(e)          NRR    NRR        500        572,745
---------------------------------------------------------------------
Mesa County School District No.
  51; 1989 Series B
  Certificates of Participation
  6.875%, 12/01/05(c)            AAA    Aaa      1,465      1,595,341
---------------------------------------------------------------------
Mountain Village Metro District
  (San Miguel County);
  Unlimited Tax Refunding
  Series GO
  7.95%, 12/01/02(d)(e)          NRR    NRR         50         57,982
---------------------------------------------------------------------
  7.95%, 12/01/03(f)              -      -         450        502,389
---------------------------------------------------------------------
                                                            3,283,637
---------------------------------------------------------------------

CONNECTICUT-4.10%

Bridgeport (City of); Unlimited
  Tax Series A GO
  6.00%, 09/01/06(c)             AAA    Aaa      1,000      1,116,530
---------------------------------------------------------------------
Connecticut (State of); General
  Purpose Public Improvement
  Series 1992-A GO
  6.50%, 03/15/02(d)(e)          NRR    NRR      5,500      6,038,230
---------------------------------------------------------------------
Connecticut (State of) Housing
  Finance Authority; Housing
  Mortgage Financing Program
  Sub-Series C-2 RB
  5.85%, 11/15/28(b)              AA    Aa3      3,500      3,614,100
---------------------------------------------------------------------
Connecticut Resource Recovery
  Authority (American Ref-Fuel
  Co.) (Southeastern
  Connecticut Project); RB
  7.875%, Series 1988 A
    11/15/06(b)                   -      A2      1,700      1,775,174
---------------------------------------------------------------------
  8.00%, Series 1988 A
    11/15/15(b)                   -      A2      1,000      1,044,660
---------------------------------------------------------------------
  8.10%, Corporate Credit
    Series 1988 11/15/15(b)       A-     A2        925        966,357
---------------------------------------------------------------------
Waterbury Housing Authority;
  Refunding Mortgage Series A
  RB
  5.45%, 07/01/23(c)             AAA    Aaa      1,000      1,001,580
---------------------------------------------------------------------
                                                           15,556,631
---------------------------------------------------------------------

DELAWARE-0.08%

Delaware Economic Development
  Authority (Osteopathic
  Hospital Association); Series
  A RB
  6.75%, 01/01/13(d)             NRR    Aaa        250        289,813
---------------------------------------------------------------------

FLORIDA-0.87%

Dade (County of) (Courthouse
  Center Project); RB
  5.90%, 04/01/10                 -      A3        500        535,170
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
FLORIDA-(CONTINUED)

Escambia (County of) (Champion
  International Corp. Project);
  PCR
  6.90%, 08/01/22(b)             BBB    Baa1    $1,125   $  1,250,449
---------------------------------------------------------------------
Miami (City of) Parking System;
  Series 1992 A RB
  6.70%, 10/01/06                 A      A3      1,120      1,219,456
---------------------------------------------------------------------
Plantation (City of) Health
  Facilities Authority
  (Covenant Retirement
  Communities Inc.); RB
  7.75%, 12/01/02(d)(e)          NRR    NRR        250        290,363
---------------------------------------------------------------------
                                                            3,295,438
---------------------------------------------------------------------

GEORGIA-1.18%

Fulton (County of) Development
  Authority; (Delta Airlines
  Inc. Project); Special
  Facilities RB
  5.45%, 05/01/23(b)             BBB-   Baa3     2,500      2,472,950
---------------------------------------------------------------------
Georgia (State of) Housing and
  Finance Authority (Home
  Ownership Opportunity
  Program); Series C RB
  6.50%, 12/01/11                AA+    Aa2        860        924,552
---------------------------------------------------------------------
Savannah (City of) Economic
  Development Authority
  (Hershey Foods Corp.
  Project); IDR
  6.60%, 06/01/12                 A+     -       1,000      1,096,440
---------------------------------------------------------------------
                                                            4,493,942
---------------------------------------------------------------------

ILLINOIS-11.30%

Berwyn (City of) (Macneal
  Memorial Hospital
  Association); Hospital Series
  1991 RB
  7.00%, 06/01/01(d)(e)          AAA    Aaa      3,250      3,572,465
---------------------------------------------------------------------
Chicago (City of); Sales Tax
  Series RB
  5.25%, 01/01/28(c)             AAA    Aaa        650        650,566
---------------------------------------------------------------------
Chicago (City of); Wastewater
  Transmission; RB
  5.25%, Second Lien Series B
    01/01/17(c)                  AAA    Aaa      2,500      2,523,600
---------------------------------------------------------------------
  5.125%, Second Lien Series
    01/01/18(c)                  AAA    Aaa      1,000        993,290
---------------------------------------------------------------------
Chicago Emergency Telephone
  System; Unlimited Tax Series
  GO
  5.60%, 01/01/10(c)             AAA    Aaa        400        432,776
---------------------------------------------------------------------
Chicago Midway Airport; Series
  A RB
  5.625%, 01/01/22(c)            AAA    Aaa      1,000      1,040,570
---------------------------------------------------------------------
Cook (County of); Series 1992 B
  GO
  5.75%, 11/15/02(d)(e)          AAA    Aaa      2,000      2,162,200
---------------------------------------------------------------------
Du Page (County of) High School
  District No. 87 (Glenbard
  TWP); Unlimited Tax Series B
  GO
  5.10%, 12/01/20                 -     Aa3      2,000      1,973,600
---------------------------------------------------------------------
Illinois (State of); Sales Tax
  Series 1993 B RB
  6.50%, 06/15/01(d)(e)          AAA    NRR      1,500      1,627,560
---------------------------------------------------------------------
Illinois (State of); Unlimited
  Tax Series GO
  5.25%, 07/01/22(c)             AAA    Aaa      4,475      4,497,196
---------------------------------------------------------------------
Illinois (State of) Development
  Finance Authority (CPC
  International Project); PCR
  6.75%, 05/01/16                 -      A2      2,500      2,690,650
---------------------------------------------------------------------
Illinois Educational Facilities
  Authority (Northwestern
  University); Adjustable
  Medium Term Series RB
  5.25%, 11/01/14(e)             AA+    Aa1      1,000      1,033,240
---------------------------------------------------------------------
Illinois Educational Facilities
  Authority (Shedd Aquarium
  Society); RB
  5.60%, 07/01/27(c)             AAA    Aaa      3,500      3,627,855
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
ILLINOIS-(CONTINUED)

Illinois Health Facilities
  Authority (Evangelical
  Hospital Corp.); RB
  6.25%, Series A 04/15/22(d)    NRR    NRR     $1,000   $  1,134,520
---------------------------------------------------------------------
  6.25%, Series 1992-C
    04/15/22(d)                  NRR    NRR      1,150      1,304,698
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Franciscan Sisters
  Health Care); Refunding
  Series 1992 RB
  6.40%, 09/01/04(d)             AAA    Aaa      2,475      2,760,269
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Memorial
  Hospital); RB
  7.25%, 05/01/02(d)(e)          NRR    NRR        200        224,942
---------------------------------------------------------------------
Illinois Health Facilities
  Authority (Ravenswood
  Hospital Medical Center);
  Refunding Series 1987 A RB
  8.80%, 06/01/06                 -     Baa1     1,000      1,015,600
---------------------------------------------------------------------
Kane (County of) School
  District No. 131 (Aurora East
  Side); Limited GO
  5.35%, 01/01/04(c)             AAA    Aaa      1,000      1,049,320
---------------------------------------------------------------------
Lake County Community
  Consolidated School District
  No. 73 (Hawthorn); Unlimited
  Tax Series 1997 GO
  5.45%, 01/01/12(c)              -     Aaa      1,950      2,068,775
---------------------------------------------------------------------
Peoria and Pekin and Waukegan
  (Cities of); GNMA
  Collateralized Mortgage
  Series 1990 RB
  7.875%, 08/01/22(b)            AA+     -         110        116,052
---------------------------------------------------------------------
Tazewell County Community High
  School District No. 303
  (Pekin); Unlimited Tax Series
  1996 GO
  5.625%, 01/01/14(c)            AAA    Aaa      1,435      1,507,525
---------------------------------------------------------------------
University of Illinois
  Auxiliary Facilities System;
  Series 1991 RB
  5.75%, 04/01/22                AA-    Aa3      4,750      4,878,013
---------------------------------------------------------------------
                                                           42,885,282
---------------------------------------------------------------------

INDIANA-0.22%

Carmel Retirement Rental
  Housing (Beverly Enterprises
  Project); Refunding Series RB
  8.75%, 12/01/08(f)              -      -          95        107,827
---------------------------------------------------------------------
Indiana (State of) Housing
  Finance Authority; Series B-1
  RB
  6.15%, 07/01/17                 -     Aaa        175        186,295
---------------------------------------------------------------------
Indiana Transportation Finance
  Authority (Airport Lease
  Facility); Series A RB
  6.25%, 11/01/02(d)(e)          NRR    Aaa        395        434,575
---------------------------------------------------------------------
  6.25%, 11/01/16                 A     A-1        105        113,090
---------------------------------------------------------------------
                                                              841,787
---------------------------------------------------------------------

IOWA-0.29%

Iowa Finance Authority (Trinity
  Regional Hospital Project);
  Hospital Facilities Refunding
  Series 1997 RB
  6.00%, 07/01/12(c)             AAA    Aaa      1,000      1,114,710
---------------------------------------------------------------------

KANSAS-0.08%

Newton (City of) (Newton
  Healthcare Corp.); Hospital
  Series A RB
  7.375%, 11/15/04(d)(e)         NRR    NRR        250        296,938
---------------------------------------------------------------------

KENTUCKY-1.13%

Kentucky Economic Development
  Finance Authority
  (Appalachian Regional
  Healthcare); Refunding &
  Improvement Hospital Systems
  Series RB
  5.875%, 10/01/22               BBB     -       1,000      1,027,650
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
KENTUCKY-(CONTINUED)

Mount Sterling (City of); Lease
  Funding Series 1993 A RB
  6.15%, 03/01/13                 -      Aa     $3,000   $  3,251,640
---------------------------------------------------------------------
                                                            4,279,290
---------------------------------------------------------------------

LOUISIANA-3.39%

Louisiana Public Facilities
  Authority (Medical Center at
  New Orleans Project); RB
  6.125%, 10/15/07(c)            AAA     -       2,775      2,950,574
---------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Our Lady of Lake
  Regional Hospital); Hospital
  Refunding Series C RB
  6.00%, 12/01/07(c)             AAA    Aaa      2,500      2,659,125
---------------------------------------------------------------------
Louisiana Public Facilities
  Authority (Tulane University
  of Louisiana); RB
  6.00%, 10/01/16(c)             AAA    Aaa      2,500      2,739,300
---------------------------------------------------------------------
New Orleans Levee District;
  Series 1995 A RB
  5.95%, 11/01/07(c)             AAA    Aaa      1,000      1,100,510
---------------------------------------------------------------------
Ouachita Parish Hospital
  Service District No. 1
  (Glenwood Regional Medical
  Center); Refunding Series
  1996 RB
  5.70%, 05/15/16(c)             AAA    Aaa      1,000      1,059,220
---------------------------------------------------------------------
St. John Baptist Parish (Sales
  Tax Distribution); Public
  Improvement Series 1987 RB
  7.60%, 01/01/08(d)             NRR    NRR        500        616,425
---------------------------------------------------------------------
  7.60%, 01/01/09(d)             NRR    NRR        500        622,730
---------------------------------------------------------------------
West Feliciana Parish (Gulf
  States Utility Co.); Series A
  PCR
  7.50%, 05/01/15                BB+    Ba1      1,000      1,117,760
---------------------------------------------------------------------
                                                           12,865,644
---------------------------------------------------------------------

MAINE-0.27%

Maine (State of) Education Loan
  Authority; Education Loan
  Series A-2 RB
  6.95%, 12/01/07(b)              -      A         955      1,033,215
---------------------------------------------------------------------

MARYLAND-0.51%

Maryland Health and Higher
  Education Facilities
  Authority (Doctors Community
  Hospital Inc.); Series 1990
  RB
  8.75%, 07/01/00(d)(e)          AAA    Aaa      1,000      1,110,340
---------------------------------------------------------------------
Maryland State Community
  Development Administration
  (Department of Economic and
  Community Development);
  Single Family Housing
  Refunding Series 5 RB
  7.70%, 04/01/15(b)              -     Aa2        790        830,258
---------------------------------------------------------------------
                                                            1,940,598
---------------------------------------------------------------------

MASSACHUSETTS-4.31%

Massachusetts (State of);
  Consolidated Loan Series 1991
  C GO
  7.00%, 08/01/01(d)(e)          NRR    NRR      2,450      2,699,851
---------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Lowell General
  Hospital); Series 1991 A RB
  8.40%, 06/01/01(d)(e)          NRR    NRR      3,550      4,031,877
---------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Valley Regional
  Health System Issue); Series
  1990 B RB
  8.00%, 07/01/00(d)(e)          NRR    Aaa      3,000      3,288,420
---------------------------------------------------------------------
Massachusetts Health and
  Education Facilities
  Authority (Winchester
  Hospital); Series D RB
  5.80%, 07/01/09(c)             AAA     -       1,000      1,071,950
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
MASSACHUSETTS-(CONTINUED)

Massachusetts Housing Finance
  Authority; Single Family
  Series 13 RB
  7.95%, 06/01/23(b)              A+     Aa     $1,635   $  1,732,740
---------------------------------------------------------------------
Massachusetts Industrial
  Finance Agency (Beverly
  Enterprises); Refunding
  Series RB
  8.00%, 05/01/02(f)              -      -         200        209,924
---------------------------------------------------------------------
Massachusetts Municipal
  Wholesale Electric
  Cooperative Power Supply;
  System Series 1992 A RB
  6.75%, 07/01/08(c)             AAA    Aaa      3,000      3,299,790
---------------------------------------------------------------------
                                                           16,334,552
---------------------------------------------------------------------

MICHIGAN-3.78%

Detroit (City of) School
  District; School Building and
  Site Unlimited Tax Series
  1992 GO
  6.00%, 05/01/05                AA+    Aa2      1,000      1,065,930
---------------------------------------------------------------------
  6.15%, 05/01/07                AA+    Aa2      1,300      1,387,256
---------------------------------------------------------------------
Garden City Hospital Finance
  Authority (Garden City
  Hospital); Hospital Refunding
  Series RB
  5.625%, 09/01/10                -     Ba3      1,000        997,300
---------------------------------------------------------------------
Lake Orion Community School
  District; School Building and
  Site Unlimited Tax Refunding
  Series 1994 GO
  7.00%, 05/01/05(d)(e)          AAA    Aaa      2,500      2,929,975
---------------------------------------------------------------------
Lakeview Community School
  District; Unlimited Tax
  Series 1996 GO
  5.75%, 05/01/16(c)             AAA    Aaa      1,000      1,059,460
---------------------------------------------------------------------
Lincoln Park (City of) School
  District; Unlimited Tax
  Series 1996 GO
  6.00%, 05/01/06(d)(e)          AAA    Aaa      1,210      1,353,954
---------------------------------------------------------------------
Michigan (State of) Housing
  Development Authority;
  Refunding Series A RB
  6.60%, 04/01/12                AA-     -       1,000      1,082,510
---------------------------------------------------------------------
Ypsilanti (City of) School
  District; Refunding Unlimited
  Tax Series 1996 GO
  5.75%, 05/01/15(c)             AAA    Aaa      2,100      2,229,507
---------------------------------------------------------------------
  5.75%, 05/01/16(c)             AAA    Aaa      2,175      2,304,326
---------------------------------------------------------------------
                                                           14,410,218
---------------------------------------------------------------------

MINNESOTA-0.28%

Centennial Independent School
  District No. 12; Unlimited
  Tax Series A GO
  5.60%, 02/01/05(c)             AAA    Aaa      1,000      1,077,230
---------------------------------------------------------------------

MISSISSIPPI-1.93%

Mississippi (State of)
  Development Board (Panola
  County Hospital); Special
  Obligation Series RB
  5.00%, 07/01/28                 A      -       2,000      1,898,860
---------------------------------------------------------------------
Mississippi Higher Education
  Assistance Corp.; Student
  Loan Sub-Series C RB
  7.50%, 09/01/09(b)              -      A       5,000      5,425,950
---------------------------------------------------------------------
                                                            7,324,810
---------------------------------------------------------------------

MISSOURI-2.27%

Joplin Industrial Development
  Authority (Catholic Health
  Initiatives); Refunding
  Series A RB
  5.125%, 12/01/15                AA    Aa2      1,350      1,349,150
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
MISSOURI-(CONTINUED)

Kansas City Industrial
  Development Authority
  (General Motors Corp.
  Project); PCR
  6.05%, 04/01/06                 A      A3     $1,435   $  1,470,602
---------------------------------------------------------------------
Kansas City Municipal
  Assistance Corp. (Truman
  Medical Center Charitable
  Foundation); Leasehold
  Improvement Series 1991 A RB
  7.00%, 11/01/08                 A      A3        605        654,199
---------------------------------------------------------------------
Missouri (State of)
  Environmental Improvement and
  Energy Resources; Series 1995
  C PCR
  5.85%, 01/01/10                 -     Aa1      1,000      1,080,940
---------------------------------------------------------------------
Missouri (State of) Health and
  Educational Facilities
  Authority (Fontbonne
  College); Educational
  Facilities Series RB
  5.125%, 10/01/17(c)             A      -       2,555      2,513,354
---------------------------------------------------------------------
  5.20%, 10/01/20(c)              A      -       1,575      1,548,367
---------------------------------------------------------------------
                                                            8,616,612
---------------------------------------------------------------------

NEVADA-1.47%

Humboldt (County of) (Sierra
  Pacific Project); Series 1987
  PCR
  6.55%, 10/01/13(c)             AAA    Aaa      3,000      3,254,040
---------------------------------------------------------------------
Las Vegas (City of); Refunding
  1992 Limited Tax GO
  6.50%, 04/01/02(d)(e)          AAA    Aaa      1,000      1,098,720
---------------------------------------------------------------------
Reno Redevelopment Agency;
  Refunding Sub-Series A Tax
  Allocation Notes
  6.00%, 06/01/10                 -     Baa      1,185      1,244,049
---------------------------------------------------------------------
                                                            5,596,809
---------------------------------------------------------------------

NEW HAMPSHIRE-2.05%

Hudson (City of); Unlimited Tax
  Series GO
  5.25%, 03/15/28                 -     Aa3      1,610      1,637,547
---------------------------------------------------------------------
New Hampshire Higher
  Educational & Health
  Facilities Authority
  (Dartmouth College);
  Refunding Series RB
  5.375%, 06/01/23                -     Aaa      1,000      1,009,980
---------------------------------------------------------------------
New Hampshire Higher
  Educational & Health
  Facilities Authority (Saint
  Anselm College); RB
  5.00%, 07/10/18(c)             AAA    Aaa      1,000        978,960
---------------------------------------------------------------------
New Hampshire State Turnpike
  System; Series 1990 RB
  7.40%, 04/01/00(d)(e)          AAA    Aaa      3,850      4,144,371
---------------------------------------------------------------------
                                                            7,770,858
---------------------------------------------------------------------

NEW JERSEY-1.06%

Hudson County Correctional
  Facility; Certificate of
  Participation Series 1992 RB
  6.60%, 12/01/21(c)             AAA    Aaa      1,250      1,354,475
---------------------------------------------------------------------
New Jersey Economic Development
  Authority (Atlantic City
  Sewer Co.); Sewer Facility
  Series 1991 RB
  7.25%, 12/01/11(b)(f)           -      -       1,795      1,953,678
---------------------------------------------------------------------
New Jersey City Economic
  Development Authority
  (Franciscan Oaks Project);
  First Mortgage Series RB
  5.70%, 10/01/17(f)              -      -         500        507,920
---------------------------------------------------------------------
New Jersey Health Care Facility
  Financing Authority (St.
  Peters Medical Center);
  Series 1987 C RB
  8.60%, 07/01/17(c)             AAA    Aaa        190        194,427
---------------------------------------------------------------------
                                                            4,010,500
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
NEW MEXICO-1.59%

Albuquerque (City of)
  (Albuquerque Academy
  Project); Educational
  Facilities Series 1995 RB
  5.75%, 10/15/15                AA-    Aa2     $  915   $    955,004
---------------------------------------------------------------------
Las Cruces South Central Solid
  Waste Authority;
  Environmental Services RB
  5.65%, 06/01/09                 -      A         575        598,943
---------------------------------------------------------------------
Los Alamos (County of); Utility
  Series A RB
  6.00%, 07/01/15(c)             AAA    Aaa      2,000      2,172,220
---------------------------------------------------------------------
Santa Fe (City of); Series 1994
  A RB
  6.25%, 06/01/04(d)(e)          AAA    Aaa      2,100      2,322,894
---------------------------------------------------------------------
                                                            6,049,061
---------------------------------------------------------------------

NEW YORK-9.42%

New York (City of); GO
  8.25%, Unlimited Tax Series
    1991 F 11/15/01(d)(e)        AAA    Aaa      1,840      2,107,481
---------------------------------------------------------------------
  7.00%, Unlimited Tax Series H
    02/01/02(d) (e)              NRR    NRR        295        326,748
---------------------------------------------------------------------
  7.20%, Unlimited Tax Series H
    02/01/02(d) (e)              NRR    NRR        375        417,821
---------------------------------------------------------------------
  7.65%, Unlimited Tax Series
    1992 F 02/01/02(d)(e)        NRR    Aaa      4,295      4,856,657
---------------------------------------------------------------------
  7.70%, Unlimited Tax Series D
    02/01/02(d)(e)               NRR    Aaa      1,840      2,083,634
---------------------------------------------------------------------
  7.00%, Unlimited Tax Series
    C, Sub-Series C-1
    08/01/02(d)(e)               NRR    Aaa      1,685      1,889,812
---------------------------------------------------------------------
  7.375%, Unlimited Tax Series
    B, Sub-Series B-1
    08/15/04(d)(e)               NRR    Aaa        285        335,499
---------------------------------------------------------------------
  7.375%, Unlimited Tax Series
    B, Sub-Series B-1
    08/15/04(d)(e)               NRR    NRR        215        248,321
---------------------------------------------------------------------
  7.65%, Unlimited Tax Series
    1992 F 02/01/06              BBB+    A3        480        535,968
---------------------------------------------------------------------
  7.70%, Unlimited Tax Series D
    02/01/09                     BBB+    A3        160        178,749
---------------------------------------------------------------------
  7.20%, Unlimited Tax Series H
    02/01/15                     BBB+    A3        125        137,695
---------------------------------------------------------------------
  8.25%, Unlimited Tax Series
    1991 F 11/15/15              BBB+    A3        160        181,472
---------------------------------------------------------------------
  6.25%, Unlimited Tax Series A
    08/01/17                     BBB+    A3      3,035      3,314,797
---------------------------------------------------------------------
  7.00%, Unlimited Tax Series
    C, Sub-Series C-1 08/01/17   BBB+    A3        315        348,535
---------------------------------------------------------------------
  7.00%, Unlimited Tax Series B
    02/01/18(c)                  AAA    Aaa      1,000      1,098,510
---------------------------------------------------------------------
  7.00%, Unlimited Tax Series H
    02/01/20                     BBB+    A3         55         60,265
---------------------------------------------------------------------
New York City Industrial
  Development Agency (Brooklyn
  Navy Yard Cogen Partners); RB
  5.65%, 10/01/28(b)             BBB-   Baa3       500        505,675
---------------------------------------------------------------------
New York City Industrial
  Development Agency (The
  Lighthouse Inc. Project);
  Series 1992 RB
  6.50%, 07/01/22(g)              AA    Aa2      1,500      1,602,780
---------------------------------------------------------------------
New York City Municipal Water
  Finance Authority; Water &
  Sewer Systems Series A RB
  5.00%, 06/15/17                 A-     A2      1,350      1,317,668
---------------------------------------------------------------------
New York State Dorm Authority
  (City University System);
  Series C RB
  6.00%, 07/01/00(d)(e)          NRR    NRR        135        140,235
---------------------------------------------------------------------
  6.00%, 07/01/16                BBB+   Baa1       365        370,782
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
NEW YORK-(CONTINUED)

New York State Dorm Authority
  (State University Educational
  Facilities); Refunding Series
  A RB
  6.50%, 05/15/06                 A-     A3     $1,000   $  1,130,370
---------------------------------------------------------------------
New York State Environmental
  Facility Corp.; Water Revenue
  Series E PCR
  6.875%, 06/15/01(d)(e)         NRR    NRR      2,300      2,522,640
---------------------------------------------------------------------
  6.875%, 06/15/10               AA+    Aaa      1,100      1,203,587
---------------------------------------------------------------------
New York State Urban
  Development Corp.; Capital
  Facilities 1991 Series 3 RB
  7.375%, 01/01/02(d)(e)         NRR    Aaa      7,850      8,821,673
---------------------------------------------------------------------
                                                           35,737,374
---------------------------------------------------------------------

NORTH CAROLINA-1.91%

North Carolina Eastern
  Municipal Power Agency;
  Series A RB
  6.125%, 01/01/10(c)            AAA    Aaa      1,500      1,622,580
---------------------------------------------------------------------
North Carolina Housing Finance
  Agency; Single Family-Series
  II RB
  6.20%, 03/01/16                 AA    Aa2        625        670,925
---------------------------------------------------------------------
North Carolina Medical Care
  Community Hospital (Annie
  Penn Memorial Hospital);
  Refunding Series RB
  5.375%, 01/01/22                -     Baa3       250        248,513
---------------------------------------------------------------------
North Carolina Municipal Power
  Agency (No.1 Catawba Electric
  Project); Refunding RB
  7.25%, 01/01/07                 A-     A3      2,750      3,231,855
---------------------------------------------------------------------
North Carolina Municipal Power
  Agency (No. 1 Catawba
  Electric Project); Series
  1990 RB
  6.50%, 01/01/10(d)             AAA    Aaa        260        296,083
---------------------------------------------------------------------
  6.50%, 01/01/10(c)             AAA    Aaa      1,115      1,171,698
---------------------------------------------------------------------
                                                            7,241,654
---------------------------------------------------------------------

NORTH DAKOTA-0.27%

North Dakota Housing Finance
  Agency; Home Mortgage Series
  B RB
  5.85%, 07/01/28(b)              -     Aa3      1,000      1,039,430
---------------------------------------------------------------------

OHIO-2.46%

Cleveland (City of) Parking
  Facilities; Improvement
  Series RB
  8.00%, 09/15/02(d)(e)          NRR    NRR        500        582,365
---------------------------------------------------------------------
Fairfield (City of) School
  District; Unlimited Tax
  Series 1995 GO
  6.10%, 12/01/15(c)             AAA    Aaa      1,000      1,078,200
---------------------------------------------------------------------
Findlay (City of); Limited Tax
  Series 1996 GO
  5.875%, 07/01/17               AA-    Aa3      1,000      1,076,260
---------------------------------------------------------------------
Hamilton (County of); Electric
  System Mortgage Series 1998
  RB
  8.00%, 10/15/98(d)(e)          AAA    Aaa      1,000      1,031,890
---------------------------------------------------------------------
Mason (City of) Health Care
  Facilities (MCV Health Care
  Facilities, Inc.); Series
  1990 RB
  7.625%, 02/01/40(c)            AAA     -       2,140      2,344,520
---------------------------------------------------------------------
Montgomery (County of)
  (Grandview Hospital & Medical
  Center); Refunding Hospital
  Series RB
  5.50%, 12/01/10                BBB     -       1,000      1,023,770
---------------------------------------------------------------------
Ohio Department of
  Transportation (Panhandle
  Rail Line Project); Series
  1992 Certificates of
  Participation
  6.50%, 04/15/12(c)             AAA    Aaa      1,100      1,197,306
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
OHIO-(CONTINUED)

Washington (County of)
  (Marietta Memorial Hospital);
  Series B RB
  7.00%, 09/01/12(c)             AAA    Aaa     $1,000   $  1,003,830
---------------------------------------------------------------------
                                                            9,338,141
---------------------------------------------------------------------

OKLAHOMA-1.96%

McAlester (City of) Public
  Works Authority; Refunding
  and Improvement Series 1995
  RB 5.50%, 12/01/10(c)          AAA    Aaa        975      1,077,170
---------------------------------------------------------------------
Sapula (City of) Municipal
  Authority; Capital
  Improvement Series RB
  5.00%, 07/01/21(c)             AAA    Aaa      1,000        960,380
---------------------------------------------------------------------
Southern Oklahoma Memorial
  Hospital Authority; Series
  1993 A RB
  5.60%, 02/01/00(d)             NRR    NRR      1,250      1,281,613
---------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (St. Johns
  Hospital); RB
  6.25%, 02/15/14                 AA    Aa3      2,000      2,158,300
---------------------------------------------------------------------
Tulsa (City of) Industrial
  Authority (Tulsa Regional
  Medical Center); Hospital
  Series RB
  7.20%, 06/01/03(d)(e)          AAA    NRR        500        575,170
---------------------------------------------------------------------
Tulsa Public Facilities
  Authority - Capital
  Improvements - Water System;
  Series 1988 B RB
  6.00%, 03/01/08                 A+     -       1,305      1,395,528
---------------------------------------------------------------------
                                                            7,448,161
---------------------------------------------------------------------

OREGON-0.93%

Marion (County of) (Ogden
  Martin Systems); Refunding
  Solid Waste & Electric Series
  RB
  5.50%, 10/01/06(c)             AAA    Aaa      1,000      1,078,100
---------------------------------------------------------------------
Portland (City of) Sewer
  System; Series 1994 A RB
  6.20%, 06/01/04(d)(e)          NRR    NRR      1,200      1,333,644
---------------------------------------------------------------------
  6.25%, 06/01/04(d)(e)          NRR    NRR      1,000      1,113,960
---------------------------------------------------------------------
                                                            3,525,704
---------------------------------------------------------------------

PENNSYLVANIA-2.95%

Allegheny (County of)
  Industrial Development
  Authority (USX Corp.);
  Environmental Improvement
  Series IDR
  5.60%, 09/01/30                BBB-   Baa2     1,000      1,010,150
---------------------------------------------------------------------
Chester (County of) Health and
  Educational Facilities
  Authority (Jefferson Health
  Systems); Series B RB
  5.375%, 05/15/27               AA-     A1      4,000      4,011,880
---------------------------------------------------------------------
Chester Upland School
  Authority; Refunding School
  Series B RB
  5.25%, 09/01/21(c)             AAA    Aaa      1,000      1,006,420
---------------------------------------------------------------------
Montgomery County Industrial
  Development Authority
  (Meadowood Corp. Project);
  Refunding First Mortgage
  Series A RB
  10.25%, 12/01/00(d)(e)         NRR    NRR        100        115,743
---------------------------------------------------------------------
Montgomery County Industrial
  Development Authority
  (Pennsburg Nursing &
  Rehabilitation Center); RB
  7.625%, 03/31/04(d)(e)         NRR    NRR        100        118,908
---------------------------------------------------------------------
Pennsylvania (State of); Third
  Series GO
  6.75%, 11/15/13(c)             AAA    Aaa      1,250      1,418,050
---------------------------------------------------------------------
Pennsylvania Economic
  Development Finance Authority
  (Colver Project); Resource
  Recovery Series 1994 D RB
  7.05%, 12/01/10(b)             BBB-    -       2,900      3,230,542
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
PENNSYLVANIA-(CONTINUED)

Scranton-Lackawanna Health &
  Welfare Authority (Moses
  Taylor Hospital Project);
  Series B RB
  8.50%, 07/01/01(d)(e)          AAA    NRR     $  250   $    285,428
---------------------------------------------------------------------
                                                           11,197,121
---------------------------------------------------------------------

PUERTO RICO-1.45%

Puerto Rico (Commonwealth of)
  Electric Power Authority; RB
  7.00%, Series 1991 P
    07/01/01(d)(e)               NRR    Aaa      1,325      1,463,330
---------------------------------------------------------------------
  6.00%, Series 1989 07/01/10    BBB+   Baa1     4,000      4,042,560
---------------------------------------------------------------------
                                                            5,505,890
---------------------------------------------------------------------

RHODE ISLAND-0.65%

Rhode Island Depositors
  Economic Protection Corp.;
  Special Obligation Series
  1992 A RB
  6.95%, 08/01/02(d)(e)          AAA    Aaa      1,250      1,402,413
---------------------------------------------------------------------
Rhode Island Housing and
  Mortgage Finance Agency;
  Homeownership Opportunity
  Series 15 B RB
  6.00%, 10/01/04                AA+    Aa2      1,000      1,077,870
---------------------------------------------------------------------
                                                            2,480,283
---------------------------------------------------------------------

SOUTH CAROLINA-0.58%

Piedmont Municipal Power
  Agency; Refunding Electric
  Series A RB
  5.75%, 01/01/24                BBB    Baa1     1,150      1,151,219
---------------------------------------------------------------------
South Carolina State Education
  Assistance Authority;
  Guaranteed Student Loan
  Series 1990 RB
  6.60%, 09/01/01(b)              AA     -         500        523,325
---------------------------------------------------------------------
South Carolina State Housing
  Finance and Development
  Authority; Homeownership
  Mortgage Series 1990 C RB
  7.50%, 07/01/05(b)              AA    Aa2        500        525,900
---------------------------------------------------------------------
                                                            2,200,444
---------------------------------------------------------------------

SOUTH DAKOTA-0.57%

South Dakota Health &
  Educational Facilities
  Authority (Huron Regional
  Medical Center); RB
  7.25%, 04/01/20                BBB     -         100        110,483
---------------------------------------------------------------------
South Dakota Housing
  Development Authority;
  Homeownership Mortgage Series
  F RB
  5.80%, 05/01/28(b)             AAA    Aa1      2,000      2,069,700
---------------------------------------------------------------------
                                                            2,180,183
---------------------------------------------------------------------

TENNESSEE-1.11%

Franklin Industrial Development
  Board (Landings Apartment
  Project); Multifamily Housing
  Series A RB
  5.75%, 04/01/10(c)             AAA    Aaa      1,115      1,176,682
---------------------------------------------------------------------
Shelby (County of); Unlimited
  Tax School Series B GO
  6.00%, 03/01/02(d)(e)          NRR    NRR      1,000      1,071,700
---------------------------------------------------------------------
Shelby County Health,
  Educational & Housing
  Facilities Board (Kirby
  Pines); Health Care
  Facilities Series A RB
  6.25%, 11/15/16(f)              -      -       1,000      1,024,450
---------------------------------------------------------------------
Tennessee Housing Development
  Agency; Homeownership
  Progressive Series Q RB
  6.80%, 07/01/17                 AA    Aa2        895        951,868
---------------------------------------------------------------------
                                                            4,224,700
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
TEXAS-14.86%

Arlington Independent School
  District; Refunding Series
  1995 GO
  5.75%, 02/15/21(c)              -     Aaa     $1,000   $  1,038,850
---------------------------------------------------------------------
Austin (City of); Utility
  System RB
  6.50%, 05/15/01(d)(e)          AAA    Aaa      1,380      1,494,913
---------------------------------------------------------------------
Austin Community College
  District; Combined Fee
  Revenue Building and
  Refunding Series 1995 RB
  6.10%, 02/01/05(d)(e)          AAA    Aaa      1,115      1,228,763
---------------------------------------------------------------------
Bellville Independent School
  District; Unlimited Tax
  School Building and Refunding
  Series 1995 A GO
  6.125%, 02/01/20(c)             -     Aaa        830        894,159
---------------------------------------------------------------------
Brazos (County of) Health
  Facilities Development Corp.
  (Franciscan Services Corp.);
  Series A RB
  5.375%, 01/01/22(c)            AAA    Aaa      2,000      2,022,300
---------------------------------------------------------------------
Brazos Higher Education Loan
  Authority Inc.; Student Loan
  Refunding RB
  6.30%, Refunding Series 1992
    C-1, 11/01/01(b)              -      Aa        325        341,598
---------------------------------------------------------------------
  6.45%, Series 1992 C-1,
    11/01/02(b)                   -      Aa      1,135      1,208,537
---------------------------------------------------------------------
  6.50%, Series 1994 B-1,
    06/01/04(b)                   -      A         260        279,432
---------------------------------------------------------------------
Carrollton (City of); GO
  5.75%, 08/15/16                AA-    Aa2      1,000      1,048,750
---------------------------------------------------------------------
Comal County Industrial
  Development Authority (The
  Coleman Company, Inc.
  Project); Industrial
  Development Series 1980 RB
  9.25%, 08/01/00(d)             NRR    NRR        840        891,652
---------------------------------------------------------------------
Dallas (City of); Waterworks
  and Sewer System Refunding
  and Improvement Series RB
  5.35%, 04/01/14                 AA     Aa      3,055      3,154,990
---------------------------------------------------------------------
Dallas (City of); Waterworks
  and Sewer System Series A RB
  6.00%, 10/01/14                 AA    Aa2      2,030      2,125,654
---------------------------------------------------------------------
Dallas-Fort Worth Regional
  Airport Authority; Airport
  Series 1985 RB
  6.10%, 11/01/07                 A+     A1        200        200,528
---------------------------------------------------------------------
  6.10%, 11/01/07(c)             AAA    Aaa        430        430,796
---------------------------------------------------------------------
De Soto (City of) Independent
  School District; Refunding
  Unlimited Tax Series GO
  5.125%, 08/15/17(c)            AAA     -       2,155      2,129,011
---------------------------------------------------------------------
Edgewood (City of) Independent
  School District; Unlimited
  Tax School Series GO
  5.40%, 02/15/23(c)              -     Aaa        800        805,912
---------------------------------------------------------------------
Georgetown (City of); Utility
  System Series 1995 A RB
  6.20%, 08/15/05(d)(e)          AAA    Aaa      1,500      1,668,030
---------------------------------------------------------------------
Harris County; Toll Road
  Unlimited Tax General
  Obligation and Subordinate
  Lien Refunding Series 1991 RB
  6.75%, 08/01/14                 AA    Aa2      3,850      4,196,422
---------------------------------------------------------------------
Harris County Health Facilities
  Development Corp. (Saint
  Luke's Episcopal Hospital
  Project); Series 1991 RB
  6.70%, 02/15/03(d)             AAA    NRR      1,000      1,103,700
---------------------------------------------------------------------
Harris County Mental Health and
  Mental Retardation Authority;
  Refunding Series 1992 RB
  6.25%, 09/15/10(c)             AAA    Aaa      4,500      4,811,580
---------------------------------------------------------------------
Houston (City of); Refunding
  Series 1992 C GO
  6.25%, 03/01/02(d)(e)          NRR    NRR      1,470      1,572,502
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
TEXAS-(CONTINUED)

Hurst, Euless, Bedford, Texas
  Independent School District;
  Refunding RB
  6.50%, 08/15/04(d)(e)          AAA    Aaa     $  640   $    716,716
---------------------------------------------------------------------
  6.50%, 08/15/24(c)             AAA    Aaa        360        394,638
---------------------------------------------------------------------
Keller (City of) Independent
  School District; Certificates
  of Participation Series 1994
  RB
  6.00%, 08/15/05(c)             AAA    Aaa      1,000      1,098,619
---------------------------------------------------------------------
Lockhart (City of);
  Certificates of Participation
  Tax and Utility Systems
  Series 1996 GO
  5.85%, 08/01/11(c)             AAA    Aaa        605        647,894
---------------------------------------------------------------------
  5.90%, 08/01/16(c)             AAA    Aaa      1,100      1,172,544
---------------------------------------------------------------------
North Texas Higher Education
  Authority Inc.; Student Loan
  Refunding Series D RB
  6.10%, 04/01/08(b)              -      Aa      1,000      1,037,839
---------------------------------------------------------------------
  6.30%, 04/01/09(b)              -      A         500        521,639
---------------------------------------------------------------------
Plano (City of) Independent
  School District; Unlimited
  Tax Series 1991 B GO
  5.625%, 02/15/01(d)(e)         AAA    Aaa      2,500      2,596,400
---------------------------------------------------------------------
Tarrant (County of) Texas Water
  Control and Improvement
  District No. 1; Refunding
  Series 1993 RB
  5.20%, 03/01/10(c)             AAA    Aaa      2,000      2,052,139
---------------------------------------------------------------------
Texas (State of) Public
  Property Finance Corp.
  (Mental Health Mental
  Retardation); Series 1996 RB
  6.20%, 09/01/16                BBB+    -       1,590      1,685,304
---------------------------------------------------------------------
Texas (State of); Unlimited Tax
  Veteran's Land GO
  6.40%, 12/01/24(b)              AA    Aa2      2,000      2,115,779
---------------------------------------------------------------------
Texas (State of) Department of
  Housing and Community Affairs
  (Asmara Project); Multifamily
  Housing Series 1996 A RB
  6.30%, 01/01/16                 A      -         310        336,718
---------------------------------------------------------------------
Texas (State of) Housing
  Agency; Residential
  Development Mortgage Series
  1987 D RB
  8.40%, 07/01/20(b)              A+     Aa      2,895      3,035,349
---------------------------------------------------------------------
Texas National Research
  Laboratory Community
  Financing Corp.
  (Superconducting Super
  Collider); Lease RB
  7.10%, 12/01/01(d)(e)          AAA    Aaa        600        668,063
---------------------------------------------------------------------
Travis (County of) Health
  Facility (Charity Obligation
  Group); Hospital Series A RB
  5.125%, 11/01/24               AA+    Aa2      2,500      2,455,500
---------------------------------------------------------------------
Tyler Health Facilities
  Development Corp. (Mother
  Frances Hospital); Hospital
  Series A RB
  5.625%, 07/01/13                -     Baa2     1,000      1,005,109
---------------------------------------------------------------------
Victoria (County of) (Texas
  Hospital Citizens Medical
  Center); RB
  6.20%, 01/01/10(c)             AAA    Aaa      1,000      1,093,900
---------------------------------------------------------------------
Weatherford (City of)
  Independent School District;
  Refunding Series 1994 GO
  6.40%, 02/15/05(d)(e)          NRR    Aaa        900      1,007,666
---------------------------------------------------------------------
  6.40%, 02/15/12(c)              -     Aaa        100        109,673
---------------------------------------------------------------------
                                                           56,399,568
---------------------------------------------------------------------

UTAH-2.06%

Intermountain Power Agency
  (Utah Power Supply); RB
  5.00%, Series 1986 B,
    07/01/16                      A+     A1      1,550      1,501,717
---------------------------------------------------------------------
  5.00%, Series 1986 C,
    07/01/18                      A+     A1        950        912,855
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
UTAH-(CONTINUED)

Salt Lake (County of)
  (Westminster College
  Project); RB
  5.75%, 10/01/27                BBB     -      $1,000   $  1,019,270
---------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Federally Insured
  Term Subordinated Single
  Family Mortgage RB
  6.30%, Sub-Series 1994 E-1
    07/01/06                      A+     -         550        596,976
---------------------------------------------------------------------
  7.15%, Sub-Series 1994 G-1
    07/01/06                      A+     A1        430        476,634
---------------------------------------------------------------------
Utah (State of) Housing Finance
  Agency; Single Family
  Mortgage RB
  6.05%, Series 1994 C,
    07/01/06                      -      A1        720        769,759
---------------------------------------------------------------------
  6.45%, Series G2 RB,
    07/01/27(b)                  AAA    Aaa      1,185      1,273,674
---------------------------------------------------------------------
Utah (State of) Water Finance
  Agency; Series A RB
  5.30%, 10/01/23(c)             AAA    Aaa      1,250      1,257,738
---------------------------------------------------------------------
                                                            7,808,623
---------------------------------------------------------------------

VIRGIN ISLANDS-1.04%

Virgin Islands Public Finance
  Authority; Matching Fund Loan
  Notes Series A RB
  7.25%, 10/01/02(d)(e)          NRR    NRR      1,000      1,139,590
---------------------------------------------------------------------
Virgin Islands Territory (Hugo
  Insurance Claims Fund);
  Special Tax Bond Series 1991
  GO
  7.75%, 10/01/01(d)(e)          NRR    NRR      2,565      2,817,550
---------------------------------------------------------------------
                                                            3,957,140
---------------------------------------------------------------------

VIRGINIA-1.56%

Covington-Alleghany (County of)
  Industrial Development
  Authority (Beverly
  Enterprises); Refunding
  Series RB
  9.375%, 09/01/01(f)             -      -          55         58,860
---------------------------------------------------------------------
Lynchburg (City of) Industrial
  Development Authority (Centra
  Health Inc.); Refunding
  Healthcare Facilities Series
  RB
  5.20%, 01/01/18                 A+     A1      2,500      2,493,900
---------------------------------------------------------------------
Richmond (City of); Public
  Improvement Refunding Series
  B GO
  6.25%, 01/15/18                 AA     A1      2,000      2,122,820
---------------------------------------------------------------------
Richmond (City of) Public
  Utility; Refunding Series A
  RB
  5.125%, 01/15/28                A+     A1      1,000        982,800
---------------------------------------------------------------------
Virginia Housing Development
  Authority; Commonwealth
  Mortgage Series A RB
  7.10%, 01/01/17                AA+    Aa1        250        264,040
---------------------------------------------------------------------
                                                            5,922,420
---------------------------------------------------------------------

WASHINGTON-2.46%

Clark (County of) Gamas School
  District No. 117; GO
  6.00%, 12/01/05(d)(e)          AAA    Aaa      1,000      1,103,420
---------------------------------------------------------------------
King (County of); Unlimited Tax
  GO
  5.50%, 07/01/07(d)             AAA    Aaa        500        533,950
---------------------------------------------------------------------
King (County of); Unlimited Tax
  Refunding GO
  6.50%, 12/01/11                AA+    Aa1        500        501,375
---------------------------------------------------------------------
Pend Oreille (County of) Public
  Utility District No. 1;
  Electric Series B RB
  6.30%, 01/01/17                BBB+    A       1,400      1,508,710
---------------------------------------------------------------------
Seattle (City of) Metropolitan
  Municipality Sewer District;
  Series T RB
  6.80%, 01/01/00(d)(e)          NRR    NRR      1,780      1,885,554
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
WASHINGTON-(CONTINUED)

Washington State Public Power
  Supply System (Nuclear
  Project No. 1); Refunding
  Series A RB
  6.00%, 07/01/07(c)             AAA    Aaa     $1,000   $  1,103,630
---------------------------------------------------------------------
  5.75%, 07/01/12(c)             AAA    Aaa      2,000      2,132,960
---------------------------------------------------------------------
West Richland (City of); Water
  & Sewer Series RB
  7.00%, 12/01/04(d)(e)          AAA    Aaa        500        576,340
---------------------------------------------------------------------
                                                            9,345,939
---------------------------------------------------------------------

WEST VIRGINIA-0.13%

Ohio County Board of Education;
  Unlimited Tax Refunding
  Series GO
  5.125%, 06/01/18                A+     A         500        500,635
---------------------------------------------------------------------

WISCONSIN-1.58%

Wisconsin Housing and Economic
  Development Authority; Home
  Ownership RB
  7.40%, Series 1994 F
    07/01/13(b)                   AA    Aa2      1,000      1,091,040
---------------------------------------------------------------------
  7.35%, Series 1994 E 01/01/17   AA    Aa2        500        542,950
---------------------------------------------------------------------
  8.00%, Series 1990 E
    03/01/21(b)                   AA     Aa        300        314,563
---------------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Childrens Hospital
  of Wisconsin Inc.); RB
  5.125%, 02/15/21(c)            AAA    Aaa      2,000      1,967,020
---------------------------------------------------------------------
Wisconsin Health and
  Educational Facilities
  Authority (Sinai Samaritan
  Medical Center); Series 1994
  F RB
  5.75%, 08/15/16(c)             AAA    Aaa      1,500      1,584,660
---------------------------------------------------------------------

                                  RATINGS(a)     PAR        MARKET
                                 S&P   MOODY'S  (000)       VALUE
WISCONSIN-(CONTINUED)

Wisconsin Health and
  Educational Facilities
  Authority (Wheaton Franciscan
  Services Inc.); RB
  8.20%, 08/15/98(d)(e)          NRR    Aaa     $  500   $    512,406
---------------------------------------------------------------------
                                                            6,012,639
---------------------------------------------------------------------

WYOMING-0.92%

Campbell (County of) School
  District No. 1 (Gillette);
  Unlimited Tax Series GO
  5.35%, 06/01/04                AAA    Aaa      1,000      1,059,520
---------------------------------------------------------------------
Laramie (County of) (Memorial
  Hospital Project); Hospital
  Series RB
  6.70%, 05/01/12(c)             AAA    Aaa        250        275,788
---------------------------------------------------------------------
Natrona (County of) Wyoming
  Medical Center; RB
  6.00%, 09/15/11(c)             AAA    Aaa      1,000      1,086,640
---------------------------------------------------------------------
Sweetwater (County of) (Idaho
  Power Company Project);
  Series 1996 A PCR
  6.05%, 07/15/26                 A      A3      1,000      1,073,010
---------------------------------------------------------------------
                                                            3,494,958
---------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.46% (cost $351,674,421)           377,661,367
---------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES -- 0.54%                      2,067,611
---------------------------------------------------------------------
NET ASSETS -- 100.00%                                    $379,728,978
=====================================================================

Investment Abbreviations:

GO  - General Obligation Bonds

IDR - Industrial Development Revenue Bonds

NRR - Not Re-Rated

PCR - Pollution Control Revenue Bonds

RB  - Revenue Bonds

Notes to Schedule of Investments:

(a) Ratings assigned by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations); this funding is pursuant to an advance refunding of the security.

(b) Security subject to the alternative minimum tax.

(c) Secured by bond insurance.

(d) Secured by an escrow fund of U.S. Treasury obligations.

(e) Security has an irrevocable call or mandatory put by the issuer. Maturity date reflects such call or put.

(f) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.

(g) Secured by a letter of credit.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998
(UNAUDITED)

ASSETS:

Investments, at market value (cost
  $351,674,421)                               $377,661,367
----------------------------------------------------------
Receivables for:
  Fund shares sold                                 536,702
----------------------------------------------------------
  Interest                                       6,742,035
----------------------------------------------------------
  Investments sold                               3,704,257
----------------------------------------------------------
Investment for deferred compensation plan           60,465
----------------------------------------------------------
Other assets                                        37,709
----------------------------------------------------------
    Total assets                               388,742,535
----------------------------------------------------------

LIABILITIES:

Payables for:
  Fund shares reacquired                           424,301
----------------------------------------------------------
  Investments purchased                          4,512,917
----------------------------------------------------------
  Dividends                                        746,917
----------------------------------------------------------
  Amount due custodian                           2,745,327
----------------------------------------------------------
  Deferred compensation plan                        60,465
----------------------------------------------------------
Accrued advisory fees                              141,401
----------------------------------------------------------
Accrued administrative services fees                 5,807
----------------------------------------------------------
Accrued distribution fees                          265,255
----------------------------------------------------------
Accrued trustees' fees                               2,200
----------------------------------------------------------
Accrued transfer agent fees                         26,390
----------------------------------------------------------
Accrued operating expenses                          82,577
----------------------------------------------------------
    Total liabilities                            9,013,557
----------------------------------------------------------
Net assets applicable to shares outstanding   $379,728,978
==========================================================

NET ASSETS:

Class A                                       $320,761,101
==========================================================
Class B                                       $ 54,004,105
==========================================================
Class C                                       $  4,963,772
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         38,535,844
==========================================================
Class B                                          6,476,891
==========================================================
Class C                                            596,142
==========================================================
Class A:

  Net asset value and redemption price per
    share                                     $       8.32
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.32 divided by      $       8.73
     95.25%)
==========================================================
Class B:

  Net asset value and offering price per
    share                                     $       8.34
==========================================================
Class C:

  Net asset value and offering price per
    share                                     $       8.33
==========================================================

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

INVESTMENT INCOME:

Interest                                       $10,900,021
----------------------------------------------------------

EXPENSES:

Advisory fees                                      750,570
----------------------------------------------------------
Administrative services fees                        34,842
----------------------------------------------------------
Custodian fees                                       9,559
----------------------------------------------------------
Transfer agent fees - Class A                       88,929
----------------------------------------------------------
Transfer agent fees - Class B                       14,548
----------------------------------------------------------
Transfer agent fees - Class C                          821
----------------------------------------------------------
Trustees' fees                                       4,284
----------------------------------------------------------
Distribution fees - Class A                        395,665
----------------------------------------------------------
Distribution fees - Class B                        252,597
----------------------------------------------------------
Distribution fees - Class C                         14,224
----------------------------------------------------------
Other                                              161,477
----------------------------------------------------------
    Total expenses                               1,727,516
----------------------------------------------------------
Less: Expenses paid indirectly                      (2,247)
----------------------------------------------------------
    Net expenses                                 1,725,269
----------------------------------------------------------
Net investment income                            9,174,752
----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities       405,522
----------------------------------------------------------
Net unrealized appreciation (depreciation) of
  investment securities                         (1,345,637)
----------------------------------------------------------
    Net gain (loss) on investment securities      (940,115)
----------------------------------------------------------
Net increase in net assets resulting from
  operations                                   $ 8,234,637
==========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 1998 AND THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                JUNE 30,      DECEMBER 31,
                                                                  1998            1997
                                                              ------------    ------------
OPERATIONS:
  Net investment income                                       $  9,174,752    $ 16,818,463
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     405,522         114,781
------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) of investment
    securities                                                  (1,345,637)      9,751,922
------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations         8,234,637      26,685,166
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Class A                                                       (8,035,202)    (15,139,605)
------------------------------------------------------------------------------------------
  Class B                                                       (1,080,204)     (1,703,002)
------------------------------------------------------------------------------------------
  Class C                                                          (60,848)         (5,880)
------------------------------------------------------------------------------------------
Distributions in excess of net investment income:
  Class A                                                               --        (152,238)
------------------------------------------------------------------------------------------
  Class B                                                               --         (20,640)
------------------------------------------------------------------------------------------
  Class C                                                               --             (62)
------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        3,102,880      30,852,332
------------------------------------------------------------------------------------------
  Class B                                                        6,936,451      12,563,423
------------------------------------------------------------------------------------------
  Class C                                                        4,152,457         817,511
------------------------------------------------------------------------------------------
    Net increase in net assets                                  13,250,171      53,897,005
------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                          366,478,807     312,581,802
------------------------------------------------------------------------------------------
  End of period                                               $379,728,978    $366,478,807
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $354,888,605    $340,696,817
------------------------------------------------------------------------------------------
  Undistributed net investment income                              (72,850)        (71,348)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (1,073,722)     (1,479,244)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              25,986,945      27,332,582
------------------------------------------------------------------------------------------
                                                              $379,728,978    $366,478,807
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1998
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Municipal Bond Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of nine separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class are voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's objective is to achieve a high level of current income exempt from federal income taxes consistent with the preservation of principal by investing in a diversified portfolio of municipal bonds.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Portfolio securities are valued based on market quotations or at fair value determined by a pricing service approved by the Board of Trustees, provided that securities with a demand feature exercisable within one to seven days will be valued at par. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Portfolio securities for which prices are not provided by the pricing service are valued at the mean between the last available bid and asked prices, unless the Board of Trustees, or persons designated by the Board of Trustees, determines that the mean between the last available bid and asked prices does not accurately reflect the current market value of the security. Securities for which market quotations either are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Notwithstanding the above, short-term obligations with maturities of 60 days or less are valued at amortized cost.
B. Securities Transactions, Investment Income and Distributions -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded as earned from settlement date and is recorded on the accrual basis. It is the policy of the Fund to declare daily dividends from net investment income. Such dividends are paid monthly. Distributions from net realized capital gains, if any, are recorded on ex-dividend date and are paid annually.
C. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund has a capital loss carryforward of $1,479,245 (which may be carried forward to offset future taxable capital gains, if any) which expires, if not previously utilized, in the year 2002. The Fund cannot distribute capital gains to shareholders until the tax loss carryforwards have been utilized.
D. Expenses -- Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.50% of the first $200 million of the Fund's average daily net assets, plus 0.40% of the Fund's average daily net assets in excess of $200 million to and including $500 million, plus 0.35% of the Fund's average daily net assets in excess of $500 million to and including $1 billion, plus 0.30% of the Fund's average daily net assets in excess of $1 billion.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain administrative costs incurred in providing accounting services to the Fund. During the six months ended June 30, 1998, AIM was reimbursed $34,842 for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended June 30, 1998, AFS was paid $63,208 for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares and Class C shares (the "Class A and C Plan"), and the Fund's Class B shares (the "Class B Plan") (collectively, the "Plans"). The Fund, pursuant to the Class A and C Plan, pays AIM Distributors compensation at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. The Fund pursuant to the Class B Plan, pays AIM Distributors compensation at an annual rate of 1.00% of the average daily net assets of the Class B shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. During the six months ended June 30, 1998, the Class A, Class B and Class C shares paid AIM Distributors $395,665, $252,597 and $14,224, respectively, as compensation under the Plans.
  AIM Distributors received commissions of $53,368 from sales of the Class A shares of the Fund during the six months ended June 30, 1998. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 1998, AIM Distributors received $24,249 in contingent deferred sales charges imposed on redemptions of Fund shares. Certain officers and trustees of the Trust are officers and directors of AIM, AIM Distributors and AFS.
  During the six months ended June 30, 1998, the Fund paid legal fees of $1,581 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

During the six months ended June 30, 1998, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,247 under an expense offset arrangement. The effect of the above arrangements resulted in a reduction of the Fund's total expenses of $2,247 during the six months ended June 30, 1998.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Trust may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. Interest on borrowings under the line of credit is payable on maturity or prepayment date. Prior to an amendment of the line of credit on May 1, 1998, the Fund was limited to borrowing up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. During the six months ended June 30, 1998, the Fund did not borrow under the line of credit agreement. The funds which are parties to the line of credit are charged a commitment fee of 0.05% on the unused balance of the committed line. The commitment fee is allocated among such funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 1998 was $68,846,486 and $49,322,177, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, on a tax basis, as of June 30, 1998 was as follows:

Aggregate unrealized appreciation of investment securities    $26,010,946
-------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (24,000)
-------------------------------------------------------------------------
Net unrealized appreciation of investment securities          $25,986,946
=========================================================================

Investments have the same cost for tax and financial statement purposes.

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 1998 and the year ended December 31, 1997 were as follows:

                                                                         JUNE 30,                    DECEMBER 31,
                                                                           1998                          1997
                                                                --------------------------    --------------------------
                                                                  SHARES         AMOUNT         SHARES         AMOUNT
                                                                ----------    ------------    ----------    ------------
Sold:
  Class A                                                        4,505,198     $37,552,165    10,031,224    $ 79,386,539
------------------------------------------------------------    ----------     -----------    ----------    ------------
  Class B                                                        1,449,103      12,108,121     2,368,696      19,504,059
------------------------------------------------------------    ----------     -----------    ----------    ------------
  Class C*                                                         539,509       4,504,220       111,584         923,229
------------------------------------------------------------    ----------     -----------    ----------    ------------
Issued as reinvestment of dividends:
  Class A                                                          512,633       4,269,344     1,051,195       8,642,466
------------------------------------------------------------    ----------     -----------    ----------    ------------
  Class B                                                           81,388         678,873       131,460       1,082,551
------------------------------------------------------------    ----------     -----------    ----------    ------------
  Class C*                                                           5,980          49,770           510           4,239
------------------------------------------------------------    ----------     -----------    ----------    ------------
Reacquired:
  Class A                                                       (4,653,155)    (38,718,629)   (6,962,233)    (57,176,673)
------------------------------------------------------------    ----------     -----------    ----------    ------------
  Class B                                                         (700,720)     (5,850,543)     (975,132)     (8,023,187)
------------------------------------------------------------    ----------     -----------    ----------    ------------
  Class C*                                                         (48,126)       (401,533)      (13,315)       (109,957)
------------------------------------------------------------    ----------     -----------    ----------    ------------
                                                                 1,691,810     $14,191,788     5,743,989    $ 44,233,266
============================================================    ==========     ===========    ==========    ============

* Class C shares commenced sales on August 4, 1997.

NOTE 8-FINANCIAL HIGHLIGHTS

Shown below are the financial highlights for a share of Class A outstanding during the six months ended June 30, 1998 and each of the years in the five-year period ended December 31, 1997; for a share of Class B outstanding during the six months ended June 30, 1998, each of the years in the four-year period ended December 31, 1997 and the period September 1, 1993 (date sales commenced) through December 31, 1993; and for a share of Class C outstanding during the six months ended June 30, 1998 and the period August 4, 1997 (date sales commenced) through December 31, 1997.

                                                                                               CLASS A
                                                                     ------------------------------------------------------------
                                                                                             DECEMBER 31,
                                                        JUNE 30,     ------------------------------------------------------------
                                                          1998         1997         1996         1995         1994         1993
                                                        --------     --------     --------     --------     --------     --------
Net asset value, beginning of period                    $   8.34     $   8.19     $   8.31     $   7.78     $   8.61     $   8.27
------------------------------------------------------  --------     --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income                                     0.21         0.42         0.43         0.43         0.46         0.48
------------------------------------------------------  --------     --------     --------     --------     --------     --------
  Net gains (losses) on securities
    (both realized and unrealized)                         (0.02)        0.16        (0.12)        0.56        (0.78)        0.46
------------------------------------------------------  --------     --------     --------     --------     --------     --------
    Total from investment operations                        0.19         0.58         0.31         0.99        (0.32)        0.94
------------------------------------------------------  --------     --------     --------     --------     --------     --------
Less distributions:
  Dividends from net investment income                     (0.21)       (0.43)       (0.43)       (0.43)       (0.45)       (0.48)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
  Distributions from net realized gains                       --           --           --           --        (0.03)       (0.11)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
  Returns of capital                                          --           --           --        (0.03)       (0.03)       (0.01)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
    Total distributions                                    (0.21)       (0.43)       (0.43)       (0.46)       (0.51)       (0.60)
------------------------------------------------------  --------     --------     --------     --------     --------     --------
Net asset value, end of period                          $   8.32     $   8.34     $   8.19     $   8.31     $   7.78     $   8.61
======================================================  ========     ========     ========     ========     ========     ========
Total return(a)                                             2.30%        7.27%        3.90%       13.05%       (3.79)%      11.66%
======================================================  ========     ========     ========     ========     ========     ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                $320,761     $318,469     $278,812     $284,803     $257,456     $294,209
======================================================  ========     ========     ========     ========     ========     ========
Ratio of expenses to average net assets                     0.83%(b)     0.90%        0.80%        0.88%        0.89%        0.91%
======================================================  ========     ========     ========     ========     ========     ========
Ratio of net investment income to average net assets        5.07%(b)     5.14%        5.29%        5.26%        5.61%        5.65%
======================================================  ========     ========     ========     ========     ========     ========
Portfolio turnover rate                                       14%          24%          26%          36%          43%          24%
======================================================  ========     ========     ========     ========     ========     ========

(a) Does not deduct sales charges and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $319,154,910.

                                                               CLASS B                                           CLASS C
                               -----------------------------------------------------------------------   ------------------------
                                                                   DECEMBER 31,
                               JUNE 30,     ----------------------------------------------------------   JUNE 30,    DECEMBER 31,
                                 1998         1997        1996        1995        1994        1993         1998          1997
                               --------     --------     -------     -------     ------   ------------   --------    ------------
Net asset value, beginning
  of period                    $   8.36     $  8.19      $  8.31     $  7.78     $ 8.61      $ 8.71       $ 8.35        $ 8.30
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
Income from investment
  operations:
  Net investment income            0.18        0.36         0.37        0.39       0.39        0.14         0.18          0.15
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
  Net gains (losses) on
    securities (both
    realized and unrealized)      (0.02)       0.17        (0.13)       0.54      (0.78)       0.01        (0.02)         0.04
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
      Total from investment
        operations                 0.16        0.53         0.24        0.93      (0.39)       0.15         0.16          0.19
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
Less distributions:
  Dividends from net
    investment income             (0.18)      (0.36)       (0.36)      (0.37)     (0.38)      (0.13)       (0.18)        (0.14)
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
  Distributions from net
    realized gains                   --          --           --          --      (0.03)      (0.11)          --            --
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
  Returns of capital                 --          --           --       (0.03)     (0.03)      (0.01)          --            --
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
      Total distributions         (0.18)      (0.36)       (0.36)      (0.40)     (0.44)      (0.25)                     (0.14)
----------------------------   --------     -------      -------     -------     ------      ------       ------        ------
Net asset value, end of
  period                       $   8.34     $  8.36      $  8.19     $  8.31     $ 7.78      $ 8.61       $ 8.33        $ 8.35
============================   ========     =======      =======     =======     ======      ======       ======        ======
Total return(a)                    1.90%       6.59%        2.99%      12.14%     (4.57)%      1.95%        1.90%         2.36%
============================   ========     =======      =======     =======     ======      ======       ======        ======
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $ 54,004     $47,185      $33,770     $21,478     $9,175      $2,319       $4,964        $  825
============================   ========     =======      =======     =======     ======      ======       ======        ======
Ratio of expenses to average
  net assets(b)                    1.58%(c)    1.66%        1.61%       1.68%      1.67%       1.65%(d)     1.58%(c)      1.67%(d)
============================   ========     =======      =======     =======     ======      ======       ======        ======
Ratio of net investment
  income to average net
  assets(e)                        4.32%(c)    4.38%        4.49%       4.46%      4.83%       4.91%(d)     4.32%(c)      4.37%(d)
============================   ========     =======      =======     =======     ======      ======       ======        ======
Portfolio turnover rate              14%         24%          26%         36%        43%         24%          14%           24%
============================   ========     =======      =======     =======     ======      ======       ======        ======

(a) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(b) After fee waivers and/or expense reimbursements. Ratios of expenses to average daily net assets prior to fee waivers and/or expense reimbursements were 1.77%, 1.84% and 3.08% (annualized) for the periods 1995-1993, respectively.
(c) Ratios are annualized and based on average daily net assets of $50,938,013 and $2,868,468 for Class B and Class C, respectively.
(d) Annualized.
(e) After fee waivers and/or expense reimbursements. Ratios of net investment income to average daily net assets prior to fee waivers and/or expense reimbursements were 4.37%, 4.66% and 3.48% (annualized) for the periods 1995-1993, respectively.

                                                             Trustees & Officers


BOARD OF TRUSTEES                                  OFFICERS                                 OFFICE OF THE FUND
Charles T. Bauer                                   Charles T. Bauer                         11 Greenway Plaza
Chairman                                           Chairman                                 Suite 100
A I M Management Group Inc.                                                                 Houston, TX 77046
                                                   Robert H. Graham
Bruce L. Crockett                                  President                                INVESTMENT ADVISOR
Director
ACE Limited;                                       John J. Arthur                           A I M Advisors, Inc.
Formerly Director, President, and                  Senior Vice President and Treasurer      11 Greenway Plaza
Chief Executive Officer                                                                     Suite 100
COMSAT Corporation                                 Carol F. Relihan                         Houston, TX 77046
                                                   Senior Vice President and Secretary
Owen Daly II                                                                                TRANSFER AGENT
Director                                           Gary T. Crum
Cortland Trust Inc.                                Senior Vice President                    A I M Fund Services, Inc.
                                                                                            P.O. Box 4739
Edward K. Dunn Jr.                                 Dana R. Sutton                           Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;               Vice President and Assistant Treasurer
Formerly Vice Chairman and President,                                                       CUSTODIAN
Mercantile-Safe Deposit & Trust Co.; and           Robert G. Alley
President, Mercantile Bankshares                   Vice President                           The Bank of New York
                                                                                            90 Washington Street,
Jack Fields                                        Stuart W. Coco                           11th floor
Chief Executive Officer                            Vice President                           New York, NY 10286
Texana Global, Inc.;
Formerly Member                                    Melville B. Cox                          COUNSEL TO THE FUND
of the U.S. House of Representatives               Vice President
                                                                                            Ballard Spahr
Carl Frischling                                    Karen Dunn Kelley                        Andrews & Ingersoll, LLP
Partner                                            Vice President                           1735 Market Street
Kramer, Levin, Naftalis & Frankel                                                           Philadelphia, PA 19103
                                                   Jonathan C. Schoolar
Robert H. Graham                                   Vice President                           COUNSEL TO THE TRUSTEES
President and Chief Executive Officer
A I M Management Group Inc.                        Renee A. Friedli                         Kramer, Levin, Naftalis & Frankel
                                                   Assistant Secretary                      919 Third Avenue
Lewis F. Pennock                                                                            New York, NY 10022
Attorney                                           P. Michelle Grace
                                                   Assistant Secretary                      DISTRIBUTOR
Ian W. Robinson
Consultant; Formerly Executive                     Jeffrey H. Kupor                         A I M Distributors, Inc.
Vice President and                                 Assistant Secretary                      11 Greenway Plaza
Chief Financial Officer                                                                     Suite 100
Bell Atlantic Management                           Nancy L. Martin                          Houston, TX 77046
Services, Inc.                                     Assistant Secretary

Louis S. Sklar                                     Ofelia M. Mayo
Executive Vice President                           Assistant Secretary
Hines Interests
Limited Partnership                                Lisa A. Moss
                                                   Assistant Secretary

                                                   Kathleen J. Pflueger
                                                   Assistant Secretary

                                                   Samuel D. Sirko
                                                   Assistant Secretary

                                                   Stephen I. Winer
                                                   Assistant Secretary

                                                   Mary J. Benson
                                                   Assistant Treasurer



                           THE AIM FAMILY OF FUNDS--Registered Trademark--

                           GROWTH FUNDS                                          INTERNATIONAL GROWTH FUNDS

                           AIM Aggressive Growth Fund(1)                         AIM Advisor International Value Fund
                           AIM Blue Chip Fund                                    AIM Asian Growth Fund
                           AIM Capital Development Fund                          AIM Developing Markets Fund(2)
                           AIM Constellation Fund                                AIM Emerging Markets Fund(2)
                           AIM Mid Cap Growth Fund(2)                            AIM Europe Growth Fund(2)
                           AIM Select Growth Fund(3)                             AIM European Development Fund
                           AIM Small Cap Equity Fund(2)                          AIM International Equity Fund
     [PHOTO OF             AIM Small Cap Opportunities Fund                      AIM International Growth Fund(2)
 11 GREENWAY PLAZA         AIM Value Fund                                        AIM Japan Growth Fund(2)
   APPEARS HERE]           AIM Weingarten Fund                                   AIM Latin American Growth Fund(2)
                                                                                 AIM New Pacific Growth Fund(2)
                           GROWTH & INCOME FUNDS
                                                                                 GLOBAL GROWTH FUNDS
                           AIM Advisor Flex Fund
                           AIM Advisor Large Cap Value Fund                      AIM Global Aggressive Growth Fund
                           AIM Advisor MultiFlex Fund                            AIM Global Growth Fund
                           AIM Advisor Real Estate Fund                          AIM Worldwide Growth Fund(2)
                           AIM America Value Fund(2)
                           AIM Balanced Fund                                     GLOBAL GROWTH & INCOME FUNDS
                           AIM Charter Fund
                                                                                 AIM Global Growth & Income Fund(2)
                           INCOME FUNDS                                          AIM Global Utilities Fund

                           AIM Floating Rate Fund(2)                             GLOBAL INCOME FUNDS
                           AIM High Yield Fund
                           AIM Income Fund                                       AIM Global Government Income Fund(2)
                           AIM Intermediate Government Fund                      AIM Global High Income Fund(2)
                           AIM Limited Maturity Treasury Fund                    AIM Global Income Fund
                                                                                 AIM Strategic Income Fund(2)
                           TAX-FREE INCOME FUNDS
                                                                                 THEME FUNDS
                           AIM High Income Municipal Fund
                           AIM Municipal Bond Fund                               AIM Global Consumer Products and Services Fund(2)
                           AIM Tax-Exempt Bond Fund of Connecticut               AIM Global Financial Services Fund(2)
                           AIM Tax-Free Intermediate Fund                        AIM Global Health Care Fund(2)
                                                                                 AIM Global Infrastructure Fund(2)
                           MONEY MARKET FUNDS                                    AIM Global Resources Fund(2)
                                                                                 AIM Global Telecommunications Fund(2)
                           AIM Dollar Fund(2)                                    AIM New Dimension Fund(2)
                           AIM Money Market Fund
                           AIM Tax-Exempt Cash Fund



(1)AIM Aggressive Growth Fund was closed to new investors on June 5, 1997.
(2)Effective May 29, 1998, A I M Advisors, Inc. became advisor to the former GT Global Funds. (3)On May 1, 1998, AIM Growth Fund was renamed AIM Select Growth Fund. For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial consultant or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

A I M Management Group Inc. has provided leadership in the mutual fund industry since 1976 and managed approximately $101 billion in assets for more than 5.2 million shareholders, including individual investors, corporate clients, and financial institutions, as of June 30, 1998. The AIM Family of Funds --Registered Trademark-- is distributed nationwide, and AIM today is the ninth-largest mutual fund complex in the U.S. in assets under management, according to Strategic Insight, an independent mutual fund monitor.

     INVEST WITH DISCIPLINE(SM)